STOCKHOLDERS' EQUITY (Details) (USD $)	0 Months Ended			3 Months Ended	9 Months Ended				0 Months Ended			12 Months Ended
	Sep. 10, 2013	Apr. 05, 2013	Dec. 20, 2012	Jun. 30, 2013	Sep. 30, 2013	Dec. 31, 2012	Aug. 17, 2012	Dec. 31, 2011	Feb. 06, 2013 Secured Promissory Note	Mar. 25, 2013 AudioEye Acquisition Corporation	Mar. 22, 2013 AudioEye Acquisition Corporation	Dec. 31, 2012 AudioEye Acquisition Corporation
Stockholders' Equity
Common stock issued (in shares)					44,496,699	35,192,045	30,005,184	30,005,185
Common stock outstanding (in shares)					44,496,699	35,192,045		30,005,185
Total payments on debt									$ 200,000
Payment of accrued interest									16,339
Repayment of debt									183,661			700,000
Principal amount of debt converted to common shares										1,400,200	1,400,200
Number of common shares issued for conversion of debt			5,186,860						1,998,402	5,871,752	5,871,752
Common shares issued for conversion of debt, percentage of total common shares outstanding									5.67856%
Shares issued for services		200,000
Value of shares issued for services		50,000
Units sold to accredited investors					1,092,000
Number of common shares consisted in each units sold to accredited investor					1
Term of warrants issued to accredited investor					3 years
Number of common shares that can be purchased against each warrant issued to accredited investor					1
Exercise price of units (in dollars per share)					$ 0.50
Purchase price of units (in dollars per share)					$ 0.50
Accrued interest of debt converted to common shares										67,732	67,732
Warrants to purchase shares					1,092,000
Proceeds from sale of units to accredited investors				426,346
Accounts payable forgiven from the sale of units to accredited investors				50,000
Common shares issued for the exercise of options	142,500
Proceeds from exercise of options	$ 37,188				$ 37,188